Document and Entity Information - shares	12 Months Ended
	Jun. 30, 2020	Nov. 12, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Color Star Technology Co., Ltd.
Entity Central Index Key	0001747661
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity File Number	333-226308
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	E9
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Common Stock Shares Outstanding		54,861,811